EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic EPS is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands of $)	2013	2012	2012
Basic:
Net income available to stockholders	57,442	100,178	185,836
Diluted:
Net income available to stockholders	57,442	100,178	185,836
Interest paid on convertible bonds	7,102	2,331	4,688
	64,544	102,509	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands)	2013	2012	2012
Basic earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Effect of dilutive share options	82	89	168
Effect of dilutive convertible debt	22,220	4,621	5,106
	107,996	83,886	85,868